STATEMENTS OF CASH FLOW (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net Loss	$ (134,454)	$ (102,249)	$ (115,743)	$ (182,191)
Adjustments to Reconcile Net Loss to Net Cash from Operating Activities
Deferred Taxes	0	46,370
Amortization	8,600	0	4,800	0
Stock Compensation	150,000	0	0	220,000
Changes in Operating Assets and Liabilities
Inventory	0	18,076	18,076	(18,076)
Prepaid Expense	(12,735)	13,493	13,493	(8,093)
Accounts Payable	4,500	0
Accounts Receivable	(48,750)	0
Impairment of Intangible Assets			5,000	0
Deferred Tax Asset			46,371	(46,371)
Taxes Payable			0	(2,059)
Deferred Revenue			0	(18,853)
Net Cash from Operating Activities	(32,839)	(24,310)	(28,003)	(55,643)
Investing Activities
Purchase of Intangible Asset			0	(1,500)
Net Cash from Investing Activities	0	0	0	(1,500)
Financing Activities
Stock Issued for Cash	40,000	0	0	32,000
Net Cash from Financing Activities	40,000	0	0	32,000
Net Change in Cash and Cash Equivalents	7,161	(24,310)	(28,003)	(25,143)
Cash and Cash Equivalents at Beginning of Period	210	28,213	28,213	53,356
Cash and Cash Equivalents at End of Period	7,161	3,903	210	28,213
Supplemental Cash Flow Information
Cash Paid for Interest	0	0	0	0
Cash Paid for Taxes			$ 0	$ 0
Supplemental Non-Cash Investing and Financing Activities
Prepaid Expense (non-cash future payment)	37,945	0
Purchase of Intangible Asset (shares issued, non-cash transaction)	$ 200,000	$ 0